Cover	Apr. 13, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2022
Entity File Number	001-41002
Entity Registrant Name	SEMPER PARATUS ACQUISITION CORPORATION
Entity Central Index Key	0001860871
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	767 Third Avenue
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	807-8832
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	LGSTU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share, included as part of the Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	LGST
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one Class A ordinary share for $11.50 per share, included as part of the Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one Class A ordinary share for $11.50 per share, included as part of the Units
Trading Symbol	LGSTW
Security Exchange Name	NASDAQ